Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 28.2%[1]
	COMMUNICATIONS — 2.4%
318	Activision Blizzard, Inc.	$23,640
5,440	Alphabet, Inc. - Class A*	520,336
2,912	AT&T, Inc.	44,670
17	Booking Holdings, Inc.*	27,935
83	Charter Communications, Inc. - Class A*	25,178
1,863	Comcast Corp. - Class A	54,642
1,134	Meta Platforms, Inc. - Class A*	153,861
181	Netflix, Inc.*	42,615
509	T-Mobile US, Inc.*	68,292
1,712	Verizon Communications, Inc.	65,005
741	Walt Disney Co.*	69,898
704	Warner Bros Discovery, Inc.*	8,096
		1,104,168
	CONSUMER DISCRETIONARY — 2.7%
4,140	Amazon.com, Inc.*	467,820
110	Aptiv PLC*[2]	8,603
8	AutoZone, Inc.*	17,135
11	Chipotle Mexican Grill, Inc.*	16,530
255	eBay, Inc.	9,387
1,629	Ford Motor Co.	18,245
592	General Motors Co.	18,997
426	Home Depot, Inc.	117,550
275	Lowe's Cos., Inc.	51,648
133	Marriott International, Inc. - Class A	18,639
305	McDonald's Corp.	70,376
645	NIKE, Inc. - Class B	53,612
27	O'Reilly Automotive, Inc.*	18,991
478	Starbucks Corp.	40,276
1,170	Tesla, Inc.*	310,343
486	TJX Cos., Inc.	30,190
		1,268,342
	CONSUMER STAPLES — 1.8%
749	Altria Group, Inc.	30,245
1,761	Coca-Cola Co.	98,651
344	Colgate-Palmolive Co.	24,166
77	Constellation Brands, Inc. - Class A	17,685
181	Costco Wholesale Corp.	85,481
94	Dollar General Corp.	22,547
147	Estee Lauder Cos., Inc. - Class A	31,737
137	Kimberly-Clark Corp.	15,418
499	Kraft Heinz Co.	16,642

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
569	Mondelez International, Inc. - Class A	$31,198
216	Monster Beverage Corp.*	18,783
564	PepsiCo, Inc.	92,079
635	Philip Morris International, Inc.	52,711
987	Procter & Gamble Co.	124,609
195	Target Corp.	28,936
352	Walgreens Boots Alliance, Inc.	11,053
1,131	Walmart, Inc.	146,691
		848,632
	ENERGY — 0.8%
786	Chevron Corp.	112,925
538	ConocoPhillips	55,059
239	EOG Resources, Inc.	26,703
1,726	Exxon Mobil Corp.	150,697
100	Pioneer Natural Resources Co.	21,653
572	Schlumberger N.V.[2]	20,535
		387,572
	FINANCIALS — 2.4%
316	American Express Co.	42,632
339	American International Group, Inc.	16,096
90	Aon PLC - Class A2	24,108
3,337	Bank of America Corp.	100,777
337	Bank of New York Mellon Corp.	12,981
913	Berkshire Hathaway, Inc. - Class B*	243,789
62	BlackRock, Inc.	34,117
174	Capital One Financial Corp.	16,038
771	Charles Schwab Corp.	55,412
176	Chubb Ltd.[2]	32,011
809	Citigroup, Inc.	33,711
147	CME Group, Inc.	26,038
142	Goldman Sachs Group, Inc.	41,613
230	Intercontinental Exchange, Inc.	20,780
1,205	JPMorgan Chase & Co.	125,922
206	Marsh & McLennan Cos., Inc.	30,754
343	MetLife, Inc.	20,848
732	Morgan Stanley	57,835
172	PNC Financial Services Group, Inc.	25,700
238	Progressive Corp.	27,658
92	T. Rowe Price Group, Inc.	9,661
544	Truist Financial Corp.	23,686
605	U.S. Bancorp	24,394

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	FINANCIALS (Continued)
1,626	Wells Fargo & Co.	$65,398
		1,111,959
	HEALTH CARE — 3.7%
721	Abbott Laboratories	69,764
721	AbbVie, Inc.	96,765
123	Agilent Technologies, Inc.	14,951
32	Align Technology, Inc.*	6,628
230	Amgen, Inc.	51,842
204	Baxter International, Inc.	10,987
116	Becton, Dickinson and Co.	25,848
581	Boston Scientific Corp.*	22,502
905	Bristol-Myers Squibb Co.	64,337
238	Centene Corp.*	18,519
135	Cigna Corp.	37,458
538	CVS Health Corp.	51,309
291	Danaher Corp.	75,162
160	Dexcom, Inc.*	12,886
255	Edwards Lifesciences Corp.*	21,071
99	Elevance Health, Inc.	44,970
390	Eli Lilly & Co.	126,107
23	Embecta Corp.	662
511	Gilead Sciences, Inc.	31,524
127	HCA Healthcare, Inc.	23,341
52	Humana, Inc.	25,230
35	IDEXX Laboratories, Inc.*	11,403
64	Illumina, Inc.*	12,211
146	Intuitive Surgical, Inc.*	27,366
78	IQVIA Holdings, Inc.*	14,129
1,073	Johnson & Johnson	175,285
548	Medtronic PLC[2]	44,251
1,030	Merck & Co., Inc.	88,704
165	Moderna, Inc.*	19,511
2,288	Pfizer, Inc.	100,123
44	Regeneron Pharmaceuticals, Inc.*	30,310
154	Stryker Corp.	31,191
161	Thermo Fisher Scientific, Inc.	81,658
384	UnitedHealth Group, Inc.	193,935
104	Vertex Pharmaceuticals, Inc.*	30,112
193	Zoetis, Inc.	28,620
		1,720,672

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	INDUSTRIALS — 1.6%
235	3M Co.	$25,967
244	Amphenol Corp. - Class A	16,338
240	Boeing Co.*	29,059
353	Carrier Global Corp.	12,553
221	Caterpillar, Inc.	36,262
42	Cintas Corp.	16,304
904	CSX Corp.	24,083
125	Deere & Co.	41,736
163	Eaton Corp. PLC[2]	21,738
243	Emerson Electric Co.	17,792
108	FedEx Corp.	16,035
114	General Dynamics Corp.	24,187
448	General Electric Co.	27,736
281	Honeywell International, Inc.	46,919
128	Illinois Tool Works, Inc.	23,123
287	Johnson Controls International plc[2]	14,126
80	L3Harris Technologies, Inc.	16,626
112	Lockheed Martin Corp.	43,264
99	Norfolk Southern Corp.	20,755
65	Northrop Grumman Corp.	30,571
47	Old Dominion Freight Line, Inc.	11,692
610	Raytheon Technologies Corp.	49,935
129	Republic Services, Inc.	17,549
133	TE Connectivity Ltd.[2]	14,678
97	Trane Technologies PLC[2]	14,047
262	Union Pacific Corp.	51,043
354	United Parcel Service, Inc. - Class B	57,185
171	Waste Management, Inc.	27,396
		748,699
	MATERIALS — 0.3%
90	Air Products and Chemicals, Inc.	20,946
211	DuPont de Nemours, Inc.	10,634
117	Ecolab, Inc.	16,897
599	Freeport-McMoRan, Inc.	16,371
208	Linde PLC[2]	56,075
325	Newmont Corp.	13,660
107	Sherwin-Williams Co.	21,908
		156,491
	REAL ESTATE — 0.3%
186	American Tower Corp. - REIT	39,934
176	Crown Castle, Inc. - REIT	25,441

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	REAL ESTATE (Continued)
119	Digital Realty Trust, Inc. - REIT	$11,802
37	Equinix, Inc. - REIT	21,047
302	Prologis, Inc. - REIT	30,683
71	Public Storage - REIT	20,790
134	Simon Property Group, Inc. - REIT	12,027
		161,724
	TECHNOLOGY — 6.9%
269	Accenture PLC - Class A2	69,214
194	Adobe, Inc.*	53,389
666	Advanced Micro Devices, Inc.*	42,198
214	Analog Devices, Inc.	29,819
6,689	Apple, Inc.	924,420
362	Applied Materials, Inc.	29,659
125	Arista Networks, Inc.*	14,111
90	Autodesk, Inc.*	16,812
172	Automatic Data Processing, Inc.	38,905
168	Broadcom, Inc.	74,594
113	Cadence Design Systems, Inc.*	18,468
1,720	Cisco Systems, Inc.	68,800
214	Cognizant Technology Solutions Corp. - Class A	12,292
248	Fidelity National Information Services, Inc.	18,741
269	Fiserv, Inc.*	25,170
335	Fortinet, Inc.*	16,459
1,658	Intel Corp.	42,727
366	International Business Machines Corp.	43,484
115	Intuit, Inc.	44,542
62	KLA Corp.	18,763
57	Lam Research Corp.	20,862
401	Mastercard, Inc. - Class A	114,020
226	Microchip Technology, Inc.	13,793
457	Micron Technology, Inc.	22,896
3,061	Microsoft Corp.	712,907
76	Moody's Corp.	18,476
69	Motorola Solutions, Inc.	15,454
34	MSCI, Inc.	14,341
1,019	NVIDIA Corp.	123,696
108	NXP Semiconductors N.V.[2]	15,931
1,089	Oracle Corp.	66,505
147	Paychex, Inc.	16,495
479	PayPal Holdings, Inc.*	41,227
457	QUALCOMM, Inc.	51,632
43	Roper Technologies, Inc.	15,464

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
144	S&P Global, Inc.	$43,970
402	Salesforce, Inc.*	57,824
81	ServiceNow, Inc.*	30,586
63	Synopsys, Inc.*	19,247
377	Texas Instruments, Inc.	58,352
888	Visa, Inc. - Class A	157,753
		3,233,998
	UTILITIES — 5.3%
2,283	Alliant Energy Corp.	120,976
1,565	Ameren Corp.	126,061
1,775	American Electric Power Co., Inc.	153,449
745	American Water Works Co., Inc.	96,969
1,315	Atmos Energy Corp.	133,933
2,144	CMS Energy Corp.	124,867
1,628	Consolidated Edison, Inc.	139,617
962	Constellation Energy Corp.	80,029
330	Dominion Energy, Inc.	22,806
1,158	DTE Energy Co.	133,228
314	Duke Energy Corp.	29,208
1,236	Entergy Corp.	124,379
2,031	Evergy, Inc.	120,641
1,522	Eversource Energy	118,655
2,888	Exelon Corp.	108,185
3,369	FirstEnergy Corp.	124,653
800	NextEra Energy, Inc.	62,728
4,624	PPL Corp.	117,218
2,100	Public Service Enterprise Group, Inc.	118,083
2,471	Southern Co.	168,028
1,438	WEC Energy Group, Inc.	128,600
2,043	Xcel Energy, Inc.	130,752
		2,483,065
	TOTAL COMMON STOCKS
	(Cost $16,834,392)	13,225,322

Principal Amount
	U.S. TREASURY BILLS — 45.3%
	United States Treasury Bill
$850,000	1.270%, 10/20/2022[3]	848,995
1,150,000	1.380%, 11/17/2022[4]	1,145,942
300,000	1.610%, 12/1/2022	298,578
6,140,000	2.970%, 1/12/2023[4,5]	6,084,900
3,500,000	3.010%, 2/9/2023	3,455,578

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS (Continued)
$4,600,000	3.000%, 2/23/2023	$4,535,600
5,000,000	3.330%, 3/9/2023	4,919,620
	TOTAL U.S. TREASURY BILLS
	(Cost $21,319,562)	21,289,213
	U.S. TREASURY NOTES — 16.3%
	United States Treasury Note
2,250,000	0.625%, 12/31/2027	1,888,594
2,250,000	1.250%, 6/30/2028	1,929,287
2,250,000	1.375%, 12/31/2028	1,926,650
2,000,000	3.250%, 6/30/2029	1,912,344
	TOTAL U.S. TREASURY NOTES
	(Cost $8,514,433)	7,656,875
	SHORT-TERM INVESTMENTS — 0.0%
10	UMB Bank Demand Deposit, 0.01%[4,5,6]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10
	TOTAL INVESTMENTS — 89.8%
	(Cost $46,668,397)	42,171,420
	Other Assets in Excess of Liabilities — 10.2%	4,792,317
	TOTAL NET ASSETS — 100.0%	$46,963,737

PLC – Public Limited Company
REIT – Real Estate Investment Trusts
*	Non-income producing security.
[1]	See additional notional stock exposure value via stock index futures on page 8.
[2]	Foreign security denominated in U.S. dollars.
[3]	The rate is the effective yield as of September 30, 2022.
[4]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.
[5]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $6,084,504, which represents 12.96% of total net assets of the Fund.
[6]	The rate is the annualized seven-day yield at period end.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Commodity Futures
CMX Gold[1]	December 2022	28	$4,872,100	$4,681,600	$(190,500)

Index Futures
CME E-mini S&P 500	December 2022	52	10,399,335	9,363,900	(1,035,435)
Total Long Contracts			$15,271,435	$14,045,500	$(1,225,935)

[1]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

SWAP CONTRACTS

(OTC) TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Pay/Receive Frequency	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	Abraham Fortress dbSelect Index Basket Swap[2]	Receive	0.50% of Notional Value	Monthly	June 13, 2024	$36,836,547	(245,517)
TOTAL SWAP CONTRACTS							$(245,517)

[1]	Financing rate is based upon notional trading amounts.
[2]	This investment is a holding of the Abraham Fortress Fund, Ltd. and is comprised of a proprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS

Description	Expiration Date	Number of Long Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
NYM NY Harbour ULSD Future	October 2022	17	$2,362,244	$(62,239)	-7.21%
CME Live Cattle Future	October 2022	28	1,614,912	(21,403)	-2.48%
NYB Cotton No.2 Future	March 2023	23	944,521	(75,475)	-8.74%
NYM Henry Hub Natural Gas Future	January 2023	12	874,787	(157,350)	-18.22%
CBT Corn Future	December 2022	16	546,466	24,610	2.85%
CME Lean Hog Future	February 2023	17	541,493	(50,317)	-5.83%
CME MXN/USD	December 2022	19	470,120	1,454	0.17%
CBT Ultra Long-Term T Bond	December 2022	3	458,829	(4,905)	-0.57%
SGX S&P CNX Nifty Index Future	October 2022	13	437,715	1,374	0.16%
			8,251,087	(344,251)

Description	Expiration Date	Number of Short Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CME EUR/USD	December 2022	(32)	$(3,893,915)	$71,050	8.23%
CME JPY/USD	December 2022	(44)	(3,821,087)	40,273	4.66%
CME AUD/USD	December 2022	(42)	(2,727,351)	99,242	11.49%
LIF 3 month Euro (EURIBOR)	June 2023	(10)	(2,341,709)	13,208	1.53%
NYM NY Harbour ULSD Future	November 2022	(17)	(2,247,111)	54,380	6.30%
CME Eurodollar	June 2023	(8)	(1,956,195)	10,111	1.17%
CBT 2 year US Treasury Notes	December 2022	(9)	(1,903,946)	11,881	1.38%
OSE 10 year Japanese Government Bond	December 2022	(2)	(1,812,708)	(2,500)	-0.29%
CBT 5 year US Treasury Notes	December 2022	(16)	(1,687,826)	11,118	1.29%
CME Live Cattle Future	December 2022	(27)	(1,611,493)	34,047	3.94%
CMX Gold	December 2022	(7)	(1,228,340)	38,271	4.43%
CBT 10 year US Treasury Notes	December 2022	(10)	(1,111,370)	16,027	1.86%
NYB Cotton No.2 Future	December 2022	(24)	(1,031,625)	91,824	10.63%
CME Eurodollar	December 2023	(4)	(1,007,566)	5,808	0.67%
CME SOFR 3month Futures	September 2023	(4)	(967,493)	4,943	0.57%
CME Lean Hog Future	December 2022	(30)	(933,233)	73,087	8.46%
NYM Henry Hub Natural Gas Future	October 2022	(13)	(923,911)	150,526	17.43%
IFLL 3 Month SONIA Index Futures	December 2023	(3)	(819,318)	12,767	1.48%
EUX 2 year Euro-Schatz	December 2022	(7)	(751,815)	4,879	0.57%
CME E-Mini Nasdaq-100	December 2022	(3)	(737,150)	28,861	3.34%
LIF 3 month Euro (EURIBOR)	December 2023	(3)	(737,032)	5,011	0.58%
LIF 3 month Euro (EURIBOR)	September 2023	(3)	(722,157)	1,948	0.23%
EUX DAX Index Future	December 2022	(2)	(680,536)	31,547	3.65%
CBT 30 year US Treasury Bonds	December 2022	(5)	(666,430)	9,231	1.07%
SFE 3 year Australian Treasury Bond	December 2022	(9)	(610,372)	313	0.04%
CME SOFR 3month Futures	December 2023	(2)	(589,233)	6,323	0.73%
EUX Euro-BUND	December 2022	(4)	(559,434)	9,631	1.12%
CME CHF/USD	December 2022	(4)	(555,490)	14,285	1.65%
CME SOFR 3month Futures	December 2024	(2)	(526,810)	3,612	0.42%
EUX SMI Future	December 2022	(5)	(523,036)	(5,881)	-0.68%
LIF 3 month Euro (EURIBOR)	September 2024	(2)	(468,898)	3,388	0.39%
CME Eurodollar	December 2024	(2)	(462,960)	2,609	0.30%
CME SOFR 3month Futures	June 2023	(2)	(457,772)	3,547	0.41%
CME SOFR 3month Futures	September 2025	(2)	(448,030)	1,424	0.16%
EUX Euro-BOBL	December 2022	(4)	(441,026)	5,233	0.61%
SFE 90 Day Bank Accepted Bill Future	June 2023	(3)	(438,169)	704	0.08%
CME SOFR 3month Futures	September 2024	(2)	(437,807)	1,657	0.19%
CME CAD/USD	December 2022	(6)	(437,303)	11,731	1.36%
			(43,277,657)	876,116

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
10/5/2022	Deutsche Bank	(93,906,686)	JPY	999,435	AUD	$(116)	-0.01%
10/4/2022	Deutsche Bank	(82,695,677)	JPY	583,004	EUR	(78)	-0.01%
10/4/2022	Deutsche Bank	9,369,707	MXN	(466,025)	USD	383	0.04%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.